Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Right of Use Assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Right of Use Assets [Line Items]
Balance Beginning	€ 3,366	€ 1,987
Balance ending	3,286	3,366
Depreciation charge for the year	949	739
Additions to right-of-use assets	871	2,119
Property [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Right of Use Assets [Line Items]
Balance Beginning	3,134	1,844
Balance ending	3,020	3,134
Depreciation charge for the year	816	622
Additions to right-of-use assets	702	1,912
Vehicles [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Right of Use Assets [Line Items]
Balance Beginning	232	143
Balance ending	268	232
Depreciation charge for the year	133	116
Additions to right-of-use assets	€ 169	€ 205